Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Demand	$ 131,875	$ 67,586
Up to 1 month	1,194,102	1,474,088
From 1 month to 3 months	540,619	402,472
From 3 months to 6 months	281,120	196,016
From 6 months to 1 year	152,000	151,800
From 1 year to 2 years	7,000	0
From 2 years to 5 years	10,544	11,544
Total deposits	$ 2,317,260	$ 2,303,506